Unaudited Interim Condensed Consolidated Statements of Income (Loss) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or Loss [Abstract]
Revenue	$ 79,493	$ 106,106	$ 166,553	$ 222,855
Operating expenses	(61,728)	(50,556)	(117,064)	(103,598)
Depreciation	(22,064)	(25,914)	(44,194)	(51,823)
Amortization	(8,729)	(11,639)	(17,340)	(22,538)
Other operating gains (losses), net	293	(131)	(82,054)	3,819
Operating income	(12,735)	17,866	(94,099)	48,715
Interest expense	(50,446)	(53,631)	(100,404)	(110,295)
Gain on repurchase of debt		6,896		6,896
Interest and other income	1,864	6,834	6,013	13,042
Gain (loss) on changes in fair value of financial instruments	(471,925)	(13,248)	(487,746)	(46,660)
Gain (loss) on foreign exchange	(19,900)	114,610	(37,206)	117,090
Income (loss) before income taxes	(553,142)	79,327	(713,442)	28,788
Tax (expense) recovery	(5,408)	(3,798)	3,943	(4,716)
Net income (loss)	(558,550)	75,529	(709,499)	24,072
Net income (loss) attributable to:
Telesat Corporation shareholders	(165,782)	20,996	(211,277)	5,458
Non-controlling interest	(392,768)	54,533	(498,222)	18,614
Net income (loss)	$ (558,550)	$ 75,529	$ (709,499)	$ 24,072
Net income (loss) per common share attributable to Telesat Corporation shareholders
Basic (in Dollars per share)	$ (10.89)	$ 1.43	$ (14.16)	$ 0.38
Diluted (in Dollars per share)	$ (10.89)	$ 1.38	$ (14.16)	$ 0.36
Total Weighted Average Telesat Corporation Shares Outstanding
Basic (in Shares)	15,219,358	14,684,485	14,915,651	14,503,290
Diluted (in Shares)	15,219,358	16,562,440	14,915,651	16,328,156